CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash	$ 360,472	$ 552,062
Bank balances	139,876,935	119,335,228
Other fixed rate instruments	108,661,597	183,796,393
Cash and cash equivalents	248,899,004	303,683,683	$ 291,681,987	$ 304,312,020
Restricted cash and cash equivalents	6,878,230
USD
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	14,817,741	9,462,829
EUR
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	234,718	437,604
ARS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	12,461,057	18,340,987
CLP
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	140,155,381	140,758,085
PYG
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	32,690,023	38,469,449
BRL
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 48,540,084	$ 96,214,729